Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Note 9. Subsequent Events

On February 17, 2012, the Company and certain institutional and accredited investors executed a definitive securities purchase agreement pursuant to which such investors subscribed to purchase an aggregate of 9,119,100 units at a purchase price of $0.55 per unit, with each unit consisting of one share of the Company's common stock and one warrant to purchase one share of the Company's common stock at an exercise price of $0.69 per share, for aggregate gross proceeds of $5,015,506. The initial closing will occur on February 22, 2012, upon the release of gross proceeds of $3,737,565 from escrow, with the remaining gross proceeds anticipated to be released by February 24, 2012. The warrants are immediately exercisable and have a term of five years. The Company intends to use the net proceeds from the private placement for working capital purposes.

Craig-Hallum Capital Group LLC acted as the lead placement agent, and Emergent Financial Group, Inc. served as co-placement agent, in this transaction and will receive, in the aggregate, commissions of $432,410, plus reimbursement of out-of-pocket expenses not to exceed $40,000, and 239,055 warrants to purchase shares of the Company's common stock at an initial exercise price of $0.69 per share.

In connection with the private placement, the Company is obligated to file a registration statement with the Securities and Exchange Commission registering the resale of the shares of common stock issued to the investors and the shares of common stock underlying the warrants issued to the investors within thirty (30) days following the close of the transaction (the "Filing Deadline"). In addition, the Company is obligated to have the registration statement declared effective by the SEC by (1) the earlier of (i) the date that is sixty (60) days after the date that the registration statement is actually filed or (ii) the date that is sixty (60) days after the Filing Deadline; or (2) in the event of a full review of the registration statement by the SEC, the earlier of (x) the date that is ninety (90) days after the date that the registration Statement is actually filed or (y) the date that is ninety (90) days after the Filing Deadline. In the event registration is delayed or is not declared effective within the foregoing time frames, the Company is required to make certain monthly payments, in cash or shares of common stock equal to 2% or 3% of initial investment, respectively.

Because the consummation of the above private placement would have triggered defaults under the Company's currently outstanding convertible notes, the Company obtained a consent and waiver from the holders of the convertible notes ("Convertible Note Holders") with respect to these defaults and their consent to the private placement. In consideration for such waiver and consent, the Company issued to the Convertible Note Holders warrants to purchase an aggregate of 280,000 shares of the Company's common stock at an exercise price of $0.69 per share. The warrants have terms identical to the warrants issued to the investors in the private placement. In addition, the Company deposited an amount equal to $444,168 (representing the current outstanding principal balance of one of the Convertible Note Holders) into an escrow account that provides for disbursements to this Convertible Note Holder in accordance to the current schedule of payments for the outstanding convertible note.

Note 16. Subsequent Events

On April 4, 2011, CryoPort, Inc. (the "Company") named Mark Englehart, 53, as the Company's Chief Commercial Officer. Mr. Englehart has more than 30 years of marketing, sales and product commercialization experience in the pharmaceutical, biotechnology and contract research organization industries.

On May 25, 2011, the Board of Directors of CryoPort, Inc. (the "Company"), elected Karen M. Muller to the Board of Directors to fill the vacancy created by the recent passing of Mr. Hank Bonde. Ms. Muller was expected to be appointed to the Audit Committee, Compensation Committee and Governance and Nominating Committee of the Board of Directors on June 23, 2011.

In April 2011, the Company issued 171,428 shares of common stock upon the exercise of warrants at an average exercise price of $0.77 per share for total gross proceeds of $132,000.

In April 2011, the Company issued 36,090 shares of common stock upon the cashless exercise of a total of 85,714 warrants at an average exercise price of $0.77 per share.